Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

6. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of December 31, 2019 and 2018 consisted of:

	December 31, 2019	December 31, 2018

Prepaid insurance	$154,011	$147,864
Prepaid service fee	296,565	75,224
Rental deposits	8,584	8,576
Prepaid rental expenses	37,169	46,948
Prepaid research and development expenses	453,634	41,614
Other receivables	109,714	109,435
Others	19,366	34,495
	$1,079,043	$464,156

As of December 31, 2019, the balance included $108,000 prepayment to Aenco Solutions Limited, a related party which is controlled by Ian Huen, the Chief Executive Officer and Executive Director of the Group, for tokens consultancy services (see note 13).